Consolidated statements of financial position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Vessels, net	$ 988,068,180	$ 1,024,296,035
Other fixed assets	87,252	132,223
Restricted cash	3,010,000	4,510,000
Total non-current assets	991,165,432	1,028,938,258
Current assets
Inventories	25,354,017	17,010,531
Trade and other receivables	57,336,089	49,630,484
Claims receivable	115,528	108,391
Prepaid expenses and other current assets	3,037,366	3,245,055
Current accounts due from related parties		449,629
Derivative financial instruments	229,373	209,238
Current portion of restricted cash	1,884,852	2,417,779
Cash & cash equivalents	49,992,391	81,345,877
Total current assets	137,949,616	154,416,984
TOTAL ASSETS	1,129,115,048	1,183,355,242
Shareholders' equity
Share capital	32,890	32,890
Additional paid-in capital	121,064,014	280,424,849
Treasury shares	(4,583,929)	(4,583,929)
Other reserves	(29,908)	(28,606)
Retained earnings	291,649,081	146,398,057
Total shareholders' equity	408,132,148	422,243,261
Non-current liabilities
Long-term borrowings, net of current portion (including payable to Sponsor of $8,561,987 as of December 31, 2022) (Note 13)	615,333,863	668,236,463
Retirement benefit obligations	32,692	23,937
Total non-current liabilities	615,366,555	668,260,400
Current liabilities
Trade payables	23,522,506	11,771,964
Accrued expenses	3,485,042	6,024,899
Deferred revenue		4,255,500
Current accounts due to related parties	659,974
Current portion of long-term borrowings (including payable to Sponsor of $34,233,375 and $25,671,388 as of December 31, 2023 and 2022) (Note 13)	77,948,823	70,799,218
Total current liabilities	105,616,345	92,851,581
TOTAL LIABILITIES	720,982,900	761,111,981
TOTAL SHAREHOLDERS' EQUITY & LIABILITIES	$ 1,129,115,048	$ 1,183,355,242